RELATED PARTIES - Transactions with related parties (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
RELATED PARTIES
Advances given for property, plant and equipment	₽ 1,109	₽ 3,866
Right-of-use assets	4,957	4,526
Other investments	529	149
Accounts receivable, non-current	5,209	10,787
Bank loans to customers - non-current	2,856	4,150
Accounts receivable, current	8,980	5,872
Bank loans to customers - current	5,162	1,677
Short-term investments	3	246
Advances paid and prepaid expenses	1,526
Cash and cash equivalents	321	282
Loans receivable, non-current	11
Lease obligations, non-current	4,878	5,160
Bank deposits and liabilities, non-current	124	153
Dividends payable	3	11,747
Accounts payable, related parties	3,146	558
Loans receivable, current	1,792	688
Lease obligations, current	738	763
Bank deposits and liabilities, current	52,248	41,198
Revenue	5,832	4,932	₽ 4,352
Cost of services	2,842	3,237	1,696
Selling, general and administrative expenses	2,694	3,188	2,948
Other operating income / (expense)	2,147	5,190	878
Other expense	278
Finance income / (loss)	1,289	1,662	1,398
Interest expenses under lease arrangements	₽ 442	₽ 447	₽ 135